Income Taxes (Schedule Of Deferred Tax Assets And Deferred Tax Liabilities) (Details) - USD ($) $ in Millions	Sep. 30, 2018	Sep. 30, 2017
Income Taxes [Line Items]
Employee benefits	$ 24.8	$ 57.9
Restructuring	0.5	0.4
Inventories and receivables	25.0	32.7
Marketing and promotional accruals	9.9	15.8
Property, plant and equipment	32.1	31.4
Unrealized losses	7.1	16.7
Intangibles	14.3	8.5
Investment in subsidiaries	16.9	49.4
Net operating loss and credit carry forwards	790.8	1,019.2
Other	30.2	37.9
Total deferred tax assets	951.6	1,269.9
Property, plant and equipment	51.4	31.4
Unrealized gains	7.3	5.7
Intangibles	416.4	580.2
Investment in partnership	52.0	91.5
Taxes on unremitted foreign earnings	6.2	2.8
Redemption of long term debt		8.4
Other	7.6	2.5
Total deferred tax liabilities	540.9	722.5
Net deferred tax liabilities	410.7	547.4
Valuation allowance	(282.6)	(946.4)
Net deferred tax liabilities, net valuation allowance	128.1	(399.0)
Deferred charges and other	163.1	16.8
Deferred taxes (noncurrent liability)	35.0	415.8
SB/RH [Member]
Income Taxes [Line Items]
Employee benefits	23.1	49.9
Restructuring	0.5	0.4
Inventories and receivables	25.0	32.7
Marketing and promotional accruals	9.9	15.8
Property, plant and equipment	31.2	30.9
Unrealized losses	7.1	16.7
Intangibles	14.3	8.5
Investment in subsidiaries	0.3	0.4
Net operating loss and credit carry forwards	281.8	362.2
Other	44.5	25.0
Total deferred tax assets	437.7	542.5
Property, plant and equipment	51.4	31.4
Unrealized gains	7.3	5.7
Intangibles	416.4	580.2
Investment in partnership	52.0	91.5
Taxes on unremitted foreign earnings	6.2	2.8
Other	7.6	1.5
Total deferred tax liabilities	540.9	713.1
Net deferred tax liabilities	(103.2)	(170.6)
Valuation allowance	(178.4)	(243.5)
Net deferred tax liabilities, net valuation allowance	(281.6)	(414.1)
Deferred charges and other	5.4	1.7
Deferred taxes (noncurrent liability)	$ 287.0	$ 415.8